Dividends and other reserves	6 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends and other reserves	Dividends and other reserves

	Six months ended 31 December 2020	Six months ended 31 December 2019
	£ million	£ million
Amounts recognised as distributions to equity shareholders
Final dividend for the year ended 30 June 2020 of 42.47 pence per share (2019 - 42.47 pence)	992	1,006

An interim dividend of 27.96 pence per share (2019 - 27.41 pence) was approved by the Board of Directors on 27 January 2021. As the approval was after the balance sheet date, it has not been included as a liability.
Other reserves of £1,835 million at 31 December 2020 (2019 – £1,930 million) include a capital redemption reserve of £3,201 million (2019 – £3,200 million), a hedging reserve of £111 million surplus (2019 – £41 million surplus) and an exchange reserve of £1,477 million deficit (2019 – £1,311 million deficit). £30 million surplus (2019 – £2 million surplus) out of the hedging reserve represents the cost of hedging arising as a result of imperfections of foreign exchange markets in the form of foreign currency basis spreads.